Unaudited Financial Statements	3 Months Ended
Mar. 31, 2015
Unaudited Financial Statements [Abstract]
Unaudited Financial Statements

(1) Unaudited Financial Statements

The balance sheet as of March 31, 2015, the statements of operations and the statements of cash flows for the three months ended March 31, 2015 and 2014 have been prepared by Fona, Inc. (the “Company”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures, normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted as allowed by such rules and regulations, and the Company believes that the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and changes in financial position at March 31, 2015 and for all periods presented, have been made.

It is suggested that these statements be read in conjunction with the December 31, 2014 audited financial statements and the accompanying notes included in the Company's Annual Report on Form 10-K, filed with the Securities and Exchange Commission.